Unpaid claims - Schedule of Activity in the Liability for Unpaid Claims and Claims Adjustment Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross balance, beginning of year	$ 103,976	$ 77,886	$ 77,886	$ 54,004
Less: reinsurance recoverable, beginning of year	0	0	0	(12,344)
Net balance, beginning of year	103,976	77,886	77,886	41,660
Incurred related to:
Current year	1,092,280	425,941	604,183	453,423
Prior years	17,095	(15,401)	(13,715)	(2,778)
Total incurred	1,109,375	410,540	590,468	450,645
Paid related to:
Current year	963,779	339,252	501,339	376,677
Prior years	109,362	55,559	63,039	37,742
Total paid	1,073,141	394,811	564,378	414,419
Net balance, end of year	$ 140,210	$ 93,615	103,976	77,886
Plus: reinsurance recoverable, end of year			0	0
Gross balance, end of year			$ 103,976	$ 77,886